Loans and Advances to Customers (Tables)	12 Months Ended
Dec. 31, 2023
Net Loans And Advances To Customers [Abstract]
Summary of Net Loans and Advances to Customers

		Group
	2023	2022
	£m	£m
Loans secured on residential properties	176,495	188,282
Corporate loans	18,454	19,057
Finance leases	4,530	4,645
Other unsecured loans	7,232	7,742
Accrued interest and other adjustments	960	904
Amounts due from fellow Banco Santander subsidiaries and joint ventures	4,488	4,165
Loans and advances to customers	212,159	224,795
Credit impairment loss allowances on loans and advances to customers	(916)	(933)
Residual value and voluntary termination provisions on finance leases	(21)	(22)
Net loans and advances to customers	211,222	223,840

Disclosure of Finance Lease and Hire Purchase Contract Receivables	Finance lease and hire purchase contract receivables may be analysed as follows:

	Group
	2023			2022
	Gross investment	Unearned finance income	Net investment	Gross investment	Unearned finance income	Net investment
	£m	£m	£m	£m	£m	£m
No later than one year	1,502	(216)	1,286	1,493	(182)	1,311
Later than one year and not later than two years	1,426	(208)	1,218	1,367	(168)	1,199
Later than two years and not later than three years	1,331	(194)	1,137	1,190	(147)	1,043
Later than three years and not later than four years	882	(129)	753	1,044	(129)	915
Later than four years and not later than five years	99	(14)	85	143	(18)	125
Later than five years	60	(9)	51	59	(7)	52
	5,300	(770)	4,530	5,296	(651)	4,645

Disclosure of Maturity Analysis of Operating Lease Payments	At 31 December 2023 and 2022, the Santander UK group had contracted with lessees for the following future undiscounted minimum lease payments receivable under operating leases.

	Group
	2023	2022
	£m	£m
No later than one year	29	31
Later than one year and not later than two years	26	28
Later than two years and not later than three years	19	23
Later than three years and not later than four years	14	13
Later than four years and not later than five years	7	11
Later than five years	19	22
	114	128